Eaton Vance
California Municipal Bond Fund
December 31, 2024
Portfolio of Investments (Unaudited)

Tax-Exempt Municipal Obligations — 127.7%
Security	Principal Amount (000's omitted)	Value
Education — 2.5%
California Educational Facilities Authority, (Loyola Marymount University), Green Bonds, 5.00%, 10/1/48	$3,000	$ 3,111,090
California Enterprise Development Authority, (Castilleja School Foundation), 4.00%, 6/1/54	2,250	2,105,258
California Municipal Finance Authority, (Westside Neighbourhood School), 5.90%, 6/15/44(1)	1,030	1,108,558
		$ 6,324,906
Electric Utilities — 3.8%
Los Angeles Department of Water and Power, CA, Power System Revenue, 5.00%, 7/1/42(2)	$2,000	$ 2,076,020
Sacramento Municipal Utility District, CA, Green Bonds, 5.00%, 8/15/50(2)	7,000	7,442,750
		$ 9,518,770
General Obligations — 57.3%
ABC Unified School District, CA, (Election of 2018), 4.00%, 8/1/47	$5,000	$ 5,014,850
Alisal Union School District, CA, (Election of 2016), 4.25%, 8/1/54(2)	10,180	10,304,094
Alum Rock Union Elementary School District, CA, (Election of 2016), 5.25%, 8/1/47	1,100	1,201,189
Brentwood Union School District, CA, (Election of 2016), 5.25%, 8/1/52	4,250	4,586,812
California:
4.75%, 12/1/42	3,000	3,121,050
5.00%, 9/1/52(2)	10,000	10,786,800
5.25%, 9/1/53(2)	10,000	11,081,300
Chaffey Joint Union High School District, CA, (Election of 2012), 4.00%, 8/1/49(2)	11,900	11,710,195
Fort Bragg Unified School District, CA, (Election of 2020):
4.00%, 8/1/42	1,350	1,363,365
4.125%, 8/1/47	1,000	1,000,540
Jefferson Elementary School District, CA, (Election of 2022):
4.25%, 9/1/43	1,000	1,031,920
5.00%, 9/1/49	1,440	1,562,760
La Canada Unified School District, CA, (Election of 2017), 5.75%, 8/1/50	1,465	1,699,107
Manteca Unified School District, CA, (Election of 2020), 5.25%, 8/1/53	7,430	8,152,790
Modesto High School District, CA, (Election of 2022), 4.00%, 8/1/52	7,200	7,192,728
San Bernardino Community College District, CA, (Election of 2018), 4.125%, 8/1/49	1,665	1,679,436
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
San Diego Unified School District, CA, (Election of 2022), Sustainability Bonds, 5.00%, 7/1/48(2)	$10,000	$ 10,997,300
San Jose, CA, 5.00%, 9/1/49(2)	10,000	10,464,100
San Luis Coastal Unified School District, CA, (Election of 2022), 4.00%, 8/1/54(2)	15,000	14,970,750
San Luis Obispo County Community College District, CA, (Election of 2014), 4.00%, 8/1/43	9,450	9,486,288
San Rafael City High School District, CA, (Election of 2022), 4.25%, 8/1/47	4,000	4,058,680
Sierra Joint Community College District, CA, (Election of 2018), 4.00%, 8/1/48	1,000	1,001,230
South Bay Union School District, CA, (Election of 2018), 4.00%, 8/1/47	3,000	2,974,530
Sweetwater Union High School District, CA, (Election of 2018), 5.00%, 8/1/52	5,000	5,380,750
Westminster School District, CA, (Election of 2016), 4.00%, 8/1/51	3,220	3,221,900
		$144,044,464
Hospital — 10.5%
California Health Facilities Financing Authority, (Cedars-Sinai Health System), 4.00%, 8/15/48	$10,025	$ 9,946,805
California Health Facilities Financing Authority, (City of Hope):
5.00%, 11/15/32	2,130	2,132,343
5.00%, 11/15/35	3,040	3,043,161
California Health Facilities Financing Authority, (Kaiser Permanente), 4.00%, 11/1/44	6,900	6,901,725
California Health Facilities Financing Authority, (Lucile Salter Packard Children's Hospital at Stanford), 4.00%, 5/15/51	4,440	4,384,811
		$ 26,408,845
Housing — 4.4%
California Municipal Finance Authority, (Caritas):
4.00%, 8/15/51	$435	$ 380,769
Social Bonds, 5.25%, 8/15/53	900	939,042
California Municipal Finance Authority, (Gibson Drive Apartments), (FNMA), 4.45%, 12/1/42	1,500	1,509,735
CSCDA Community Improvement Authority, CA, (Pasadena Portfolio), Essential Housing Revenue, Social Bonds, 3.00%, 12/1/56(1)	1,965	1,358,247
Independent Cities Finance Authority, CA, (Augusta Communities Mobile Home Park Pool), 5.25%, 5/15/56	4,510	4,716,693
Los Angeles Housing Authority, CA, (Claredon Apartments), 4.35%, 12/1/49	2,250	2,205,338
		$ 11,109,824

Eaton Vance
California Municipal Bond Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Insured - Electric Utilities — 1.5%
Puerto Rico Electric Power Authority, (NPFG), 5.25%, 7/1/34	$3,740	$ 3,685,396
		$ 3,685,396
Insured - General Obligations — 14.5%
Antioch Unified School District, CA, (BAM), 4.00%, 8/1/47	$3,375	$ 3,376,485
Bakersfield City School District, CA, (Election of 2016), (BAM), 3.00%, 11/1/51	1,500	1,181,865
Center Joint Unified School District, CA, (Election of 2008), (BAM), 3.00%, 8/1/46	1,000	816,910
Coalinga-Huron Joint Unified School District, CA, (Election of 2022):
(BAM), 5.00%, 8/1/48	1,000	1,054,460
(BAM), 5.25%, 8/1/53	2,750	2,932,765
Coalinga-Huron Recreation and Park District, CA, (Election of 2016), (BAM), 3.00%, 8/1/50	750	590,003
Duarte Unified School District, CA, (Election of 2020), (AGM), 4.25%, 8/1/48	3,500	3,545,955
Eastside Union School District, CA, (Election of 2022):
(BAM), 5.50%, 8/1/48	1,500	1,691,895
(BAM), 5.50%, 8/1/53	1,500	1,680,405
El Monte City School District, CA, (Election of 2014), (BAM), 4.00%, 8/1/47	1,000	997,990
Fair Oaks Recreation and Park District, CA, (Election of 2018), (BAM), 5.75%, 8/1/51	1,700	1,909,661
McFarland Unified School District, CA, (Election of 2020), (BAM), 4.50%, 11/1/52	4,500	4,588,875
Oxnard School District, CA, (Election of 2022), (BAM), 4.125%, 8/1/50	2,000	2,004,680
Pittsburg Unified School District, CA, (Election of 2018), (AGM), 4.25%, 8/1/49	750	758,205
San Mateo County Community College District, CA, (Election of 2001), (NPFG), 0.00%, 9/1/25	3,955	3,871,470
Ukiah Unified School District, CA, (Election of 2020), (AGM), 5.50%, 8/1/53	5,000	5,550,100
		$ 36,551,724
Insured - Hospital — 1.7%
California Health Facilities Financing Authority, (Adventist Health System), (AGM), 4.00%, 3/1/39	$4,220	$ 4,230,592
		$ 4,230,592
Insured - Special Tax Revenue — 1.7%
Successor Agency to San Francisco City and County Redevelopment Agency, CA, (Transbay Infrastructure Projects):
(AGM), 5.00%, 8/1/43	$2,145	$ 2,357,805
Security	Principal Amount (000's omitted)	Value
Insured - Special Tax Revenue (continued)
Successor Agency to San Francisco City and County Redevelopment Agency, CA, (Transbay Infrastructure Projects): (continued)
(AGM), 5.25%, 8/1/53	$1,815	$ 1,990,656
		$ 4,348,461
Insured - Transportation — 2.7%
Alameda Corridor Transportation Authority, CA, (AGM), 0.00%, 10/1/51	$8,065	$ 2,322,882
Long Beach, CA, (Long Beach Airport), (AGM), (AMT), 5.25%, 6/1/47	1,000	1,060,770
San Joaquin Hills Transportation Corridor Agency, CA, (NPFG), 0.00%, 1/15/27	3,520	3,285,251
		$ 6,668,903
Insured - Water and Sewer — 0.7%
Mountain House Public Financing Authority, CA, Green Bonds, (BAM), 4.25%, 12/1/52	$1,750	$ 1,759,818
		$ 1,759,818
Other Revenue — 1.5%
California Community Choice Financing Authority, Clean Energy Project Revenue:
Green Bonds, 5.00% to 8/1/29 (Put Date), 12/1/53	$1,000	$ 1,046,020
Green Bonds, 5.00% to 8/1/32 (Put Date), 11/1/55	1,000	1,053,350
Green Bonds, 5.25% to 4/1/30 (Put Date), 11/1/54	1,660	1,758,670
		$ 3,858,040
Senior Living/Life Care — 3.0%
California Municipal Finance Authority, (HumanGood - California Obligated Group), 4.00%, 10/1/49	$3,105	$ 2,770,685
California Municipal Finance Authority, (PRS-California Obligated Group), 5.00%, 4/1/54	1,540	1,594,855
California Public Finance Authority, (Enso Village):
Green Bonds, 2.375%, 11/15/28(1)	40	39,092
Green Bonds, 5.00%, 11/15/46(1)	485	457,869
California Statewide Communities Development Authority, (Moldaw Residences), 4.25%, 11/1/44	2,500	2,549,075
		$ 7,411,576
Special Tax Revenue — 1.5%
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	$3,645	$ 3,638,403
		$ 3,638,403

Eaton Vance
California Municipal Bond Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Transportation — 13.6%
Bay Area Toll Authority, CA, (San Francisco Bay Area):
4.125%, 4/1/54	$3,000	$ 3,023,610
(LOC: Bank of America, N.A.), 3.70%, 4/1/59(3)	1,400	1,400,000
Los Angeles Department of Airports, CA, (Los Angeles International Airport), (AMT), 5.00%, 5/15/43(2)	10,000	10,266,300
San Diego County Regional Airport Authority, CA, (San Diego International Airport), (AMT), 5.00%, 7/1/48	3,750	3,917,325
San Francisco City and County Airport Commission, CA, (San Francisco International Airport), (AMT), 5.00%, 5/1/45	5,000	5,110,050
San Francisco Municipal Transportation Agency, CA, Green Bonds, 5.00%, 3/1/51	10,000	10,531,200
		$ 34,248,485
Water and Sewer — 6.8%
East Bay Municipal Utility District, CA, Water System Revenue, Green Bonds, 5.00%, 6/1/54(2)	$12,000	$ 13,154,040
Long Beach, CA, Water Revenue, 4.00%, 5/1/54	2,850	2,844,385
Santa Clara Valley Water District, CA, Green Bonds, 5.00%, 8/1/49	1,100	1,192,719
		$ 17,191,144
Total Tax-Exempt Municipal Obligations (identified cost $316,225,584)		$320,999,351

Taxable Municipal Obligations — 5.1%
Security	Principal Amount (000's omitted)	Value
Education — 0.5%
California Municipal Finance Authority, (Albert Einstein Academies), 3.75%, 8/1/31(1)	$1,260	$ 1,100,295
		$ 1,100,295
General Obligations — 1.4%
Monterey Peninsula Community College District, CA, (Election of 2020):
2.861%, 8/1/46	$1,000	$ 673,880
2.951%, 8/1/51	1,400	899,248
Robla School District, CA, 2.602%, 8/1/40	615	442,831
Santa Maria-Bonita School District, CA, 3.071%, 8/1/39	2,000	1,559,000
		$ 3,574,959
Security	Principal Amount (000's omitted)	Value
Housing — 0.3%
Independent Cities Finance Authority, CA, (Vista de Santa Barbara Mobilehome Park), 4.50%, 9/15/56	$975	$ 784,651
		$ 784,651
Insured - General Obligations — 1.7%
Palmdale School District, CA, (AGM), 2.948%, 8/1/47	$5,000	$ 3,411,850
Sanger Unified School District, CA, (BAM), 2.834%, 8/1/44	1,250	851,137
		$ 4,262,987
Other Revenue — 1.2%
Central Marin Police Authority, CA, 3.101%, 2/1/41	$1,000	$ 761,940
Corte Madera, CA, Pension Obligation Bonds, 3.257%, 6/1/45	940	680,494
National City, CA, Pension Obligation Bonds, 3.423%, 11/1/42	2,000	1,549,640
		$ 2,992,074
Total Taxable Municipal Obligations (identified cost $17,395,200)		$ 12,714,966
Total Investments — 132.8% (identified cost $333,620,784)		$333,714,317
Other Assets, Less Liabilities — (32.8)%		$(82,344,855)
Net Assets — 100.0%		$251,369,462
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At December 31, 2024, the aggregate value of these securities is $4,064,061 or 1.6% of the Fund's net assets.
(2)	Security represents the municipal bond held by a trust that issues residual interest bonds.
(3)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at December 31, 2024.
The Fund invests primarily in debt securities issued by California municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At December 31, 2024, 18.4% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 3.2% to 7.6% of total investments.

Eaton Vance
California Municipal Bond Fund
December 31, 2024
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FNMA	– Federal National Mortgage Association
LOC	– Letter of Credit
NPFG	– National Public Finance Guarantee Corp.
The Fund did not have any open derivative instruments at December 31, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At December 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Tax-Exempt Municipal Obligations	$ —	$320,999,351	$ —	$320,999,351
Taxable Municipal Obligations	—	12,714,966	—	12,714,966
Total Investments	$ —	$333,714,317	$ —	$333,714,317
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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